Debt (Details Textual) - USD ($)			12 Months Ended
	Oct. 12, 2018	Nov. 15, 2017	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding long-term debt			$ 9,911,000
Conversion of notes to ordinary shares				$ 5,957,000
Interest expense related to long-term debt			$ 186,000	$ 150,000
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Convertible promissory note, amount converted		$ 5,795,000
Accrued interest		162,000
Conversion of notes to ordinary shares		$ 616,824
Common stock average conversion rate		$ 10.19
Recognized additional net expense for conversion		$ 348,000
Loan and Security Agreement [Member] | Western Alliance Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Gross proceeds from long-term debt agreement	$ 10,000,000
Loan maturity date	Oct. 01, 2022
Interest of the prime rate plus	1.25%
Loan interest payment terms			The loan has an interest-only period of 19 months, which could be extended by an additional 6 months if certain conditions are met, followed by an amortization period of 30 months, or 24 months if the interest-only period is extended.
Loan interest-only payment period	19 months		19 months
Loan interest-only payment period	6 months
Debt Instrument, amortization period	30 months		30 months
Debt Instrument, amortization period	24 months
Loan orgination fee paid	$ 128,000
Warrant fee payable	$ 350,000
Prepayment fee percentage	3.00%
Prepayment fee percentage	2.00%
Percentage of fee liable on principal balance	3.00%
Fee payable upon repayment	$ 300,000
Debt instrument, collateral			The Loan is collateralized by all of the assets of the Company, excluding intellectual property, which is subject to a negative pledge. The Loan contains customary conditions of borrowing, events of default and covenants, including covenants that restrict the Company’s ability to dispose of assets, merge with or acquire other entities, incur indebtedness and make distributions to holders of the Company’s capital stock. In addition, the Company is required to maintain at least 50% of its deposit and investment accounts, or $20 million, whichever is lower, with the Western Alliance Bank.
Debt instrument, collateral amount	20,000,000
Available sale of equity securities	$ 15,000,000
Outstanding long-term debt			$ 9,900,000
Accretion of final payment			28,000
Unamortized debt discount			$ 117,000
Loan and Security Agreement [Member] | Western Alliance Bank [Member] | Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage required to be maintain in deposit and investment	50.00%